Consolidated Statement of Cash Flows (Parenthetical) - Common Stock [Member]	11 Months Ended
Dec. 31, 2021 USD ($) shares
[custom:IssuanceOfUnitsNetOfIssuanceCostsShares]	1,001,242
[custom:UnitIssuanceCosts] | $	$ 62,155
Stock Issued During Period, Shares, New Issues	1,003,012
Payments of Stock Issuance Costs | $	$ 138,256
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued	2,800,000